Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 6,236,749	$ 7,424,593
Interest-bearing deposits with banks	37,315,779	34,351,505
Federal funds sold	1,212,776	1,311,641
Investment securities available for sale	4,363,805	4,549,702
Restricted equity securities	618,109	676,799
Loans, net of allowance for loan losses of $3,554,664 in 2014 and $3,375,350 in 2013	189,549,072	179,908,825
Property and equipment, net	4,368,589	4,440,215
Foreclosed assets	280,821	0
Accrued interest and other income	997,681	966,042
Goodwill	120,000	120,000
Bank owned life insurance	5,623,087	5,462,336
Other assets	2,514,855	1,707,319
Total assets	253,201,323	240,918,977
Deposits:
Noninterest-bearing	52,969,691	42,713,122
Interest-bearing	153,696,890	153,087,839
Total deposits	206,666,581	195,800,961
Federal Home Loan Bank advances	6,250,000	7,750,000
Dividends payable	827,159	790,259
Accrued interest payable	110,261	123,558
Other liabilities	2,576,668	2,236,573
Total liabilities	216,430,669	206,701,351
Commitments and contingencies - Note 16
Stockholders' equity
Common stock, 10,000,000 shares authorized at no par value; 3,549,665 shares issued and outstanding in 2014 and 3,542,984 shares issued and outstanding in 2013	12,101,480	12,061,153
Retained earnings	20,808,309	18,329,089
Accumulated other comprehensive loss	(7,942)	(41,423)
Total stockholders' equity	36,770,654	34,217,626
Total liabilities and stockholders' equity	253,201,323	240,918,977
Preferred Stock Series A [Member]
Stockholders' equity
Preferred stock	2,620,325	2,620,325
Preferred Stock Series D [Member]
Stockholders' equity
Preferred stock	$ 1,248,482	$ 1,248,482